Revenue - Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Voyage revenues	$ 624,480	$ 597,831	$ 591,103
LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	575,433	550,496	552,416
NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	49,047	47,335	38,687
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	500,033	551,735	543,408
Time charters | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	489,848	540,379	543,408
Time charters | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	10,185	11,356	0
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	38,862	35,979	38,687
Voyage charters | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Voyage charters | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	38,862	35,979	38,687
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	85,585	10,117	9,008
Management fees and other | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	85,585	10,117	9,008
Management fees and other | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Lease revenue [Member]
Segment Reporting Information [Line Items]
Voyage revenues	516,500	563,829	560,931
Operating Lease, Variable Lease Income	5,198	5,755	5,398
Operating Lease, Lease Income	467,323	508,932	505,029
Direct Financing Lease, Interest Income	43,979	49,142	50,504
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	22,395	23,885	21,164
Non Lease Component
Segment Reporting Information [Line Items]
Voyage revenues	$ 107,980	$ 34,002	$ 30,172